SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 12, 2026	Mar. 09, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 18, 2026	Mar. 25, 2026	Dec. 31, 2025	Dec. 31, 2024
Stock issued during period, shares							142,247,369
Stock issued during period, value							$ 186,604	$ 329,916
Convertible promissory notes, principal amount							1,885,050
Original issue discount								86,608
Cash proceed from promissory note								$ 640,750
Total payment							$ 2,056,036
Greg Lambrecht Bridge Loan [Member] | Forecast [Member]
Repayments of debt			$ 175,000
Class A Preferred Stock [Member]
Number of common stock converted to preferred stock, shares							178,474,941	19,061,800
Number of preferred shares converted							7,138,997	762,472
Subsequent Events [Member] | Jefferson Enterprise Energy, LLC [Member]
Purchase price	$ 11,168,864
Cash payment for Acquisition	7,000,000
Amount deposited in nonrefundable earnest money	$ 250,000
Subsequent Events [Member] | 1800 Diagonal Lending LLC Note [Member]
Convertible promissory notes, principal amount		$ 151,800			$ 94,300
Original issue discount		19,800			12,300
Cash proceed from promissory note		132,000			82,000
Total payment		$ 170,016			$ 106,559
Subsequent Events [Member] | Greg Lambrecht Bridge Loan [Member]
Cash proceed from promissory note				$ 125,000
Repayments of debt				$ 162,500
Subsequent Events [Member] | Class A Preferred Stock [Member]
Number of common stock converted to preferred stock, shares						83,559,250
Number of preferred shares converted						3,342,370
Stock issued during period, shares						63,714,116
Stock issued during period, value						$ 39,586
Convertible promissory notes, principal amount						$ 57,016
Convertible shares						99,960,088